Share-based payment reserve - Assumption and Valuation of share based expenses (Details) - Tier 2 - Qualifying employees - ZAR (R)		12 Months Ended
	Jun. 01, 2018	Jun. 30, 2025	Jun. 30, 2024
Share-based payment transaction
Remaining vesting period		1 year 7 months 6 days	1 year 10 months 24 days
Weighted average fair value on grant date		R 61.69	R 61.69
Strike price		R 168	R 172.98
Minimum
Share-based payment transaction
Vesting period	3 years
Maximum
Share-based payment transaction
Vesting period	10 years